Interest-Bearing Borrowings (Details) - Schedule of underlying collateral types of the gross obligations under repurchase agreements - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gross obligations under repurchase agreements	¥ 45,250,000	¥ 508,576,882
Rights to earnings in the Group’s subordinated tranches of consolidated VIEs [Member]
Segment Reporting Information [Line Items]
Gross obligations under repurchase agreements		400,000,000
Loans principal, interest and financing service fee receivables [Member]
Segment Reporting Information [Line Items]
Gross obligations under repurchase agreements	¥ 45,250,000	¥ 108,576,882